Debt - Summary of Long-term Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan from foreign banks	$ 1,746,196,819	$ 1,701,363,406	$ 1,746,196,819	$ 1,701,363,406	$ 1,746,196,819	$ 1,701,363,406
LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rates			2.80763%	1.69428%	2.87563%	1.83707%
TIIE Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	8.5897%	7.6241%	8.6375%	7.6556%